TAXATION	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
TAXATION

NOTE 13 - TAXATION

Cayman Islands

STAK is incorporated in the Cayman Islands. Under the current laws of Cayman Islands, STAK is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first HK$ 2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$ 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiary did not have assessable profits that were derived in Hong Kong for the years ended June 30, 2025, 2024 and 2023. Therefore, no Hong Kong profit tax has been provided for the years ended June 30, 2025, 2024 and 2023.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 13 – TAXATION (CONTINUED)

The components of the income tax provision consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current income tax expenses	$-	$619,064	$861,007
Deferred income tax benefits	(269,962)	(342,875)	(145,967)
Total	$(269,962)	$276,189	$715,040

As the main business operations were concentrated in China, PRC statutory income tax rate was applied. The reconciliations of the PRC statutory income tax rate and the Company’s effective income tax rate were as follows:

	For the Years Ended June 30,
	2025	2024	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates available to different jurisdictions	(22.1)%	-	0.1%
Effect of non-deductible expenses	(0.2)%	0.6%	0.2%
Effect of research and development deduction	1.8%	(15.4)%	(8.2)%
Effective income tax rate	4.5%	10.2%	17.1%

As of June 30, 2025 and 2024, the significant components of the deferred tax assets and deferred tax liabilities were summarized below:

	As of June 30,
	2025	2024
Deferred tax assets
Tax losses carried forward	$710,701	$454,243
Allowance for credit losses	28,139	26,917
Accrued expenses	47,118	34,912
Lease liabilities	18,383	-
Total deferred tax assets	$804,341	$516,072

Deferred tax liability
Right-of-use assets	$(18,641)	$(9,549)
Total deferred tax liability	$(18,641)	$(9,549)

Deferred tax assets, net	$785,700	$506,523

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 13 - TAXATION (CONTINUED)

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2025 and 2024, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in the PRC, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of June 30, 2025 and 2024, there was no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years. As of June 30, 2025 and 2024, the Company had net operating loss carryforwards of approximately $2,834,297 and $1,788,722 for entities incorporated in PRC mainland, respectively. As of June 30, 2025, the net operating loss carryforwards from PRC will expire, if unused, from 2027 to 2030.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefits. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)